Collaboration Arrangements (Detail Textuals) - USD ($)	1 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Aug. 31, 2013	May 31, 2013	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2016	Mar. 31, 2015	Sep. 30, 2015	Sep. 30, 2014
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Revenues				$ 994,894	$ 494,894	$ 1,989,788	$ 3,429,449	$ 5,219,237	$ 9,050,542
Strategic license and collaboration arrangement | Zhejiang Huahai Pharmaceutical Co., Ltd ("Huahai")
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Amount received in upfront payments and non-substantive milestone			$ 7,500,000
Amount received in substantive milestones			$ 8,500,000
Recognized deferred revenue								1,175,580	1,076,979
Recognized substantive milestone payments Received								2,000,000	6,500,000
Deferred revenues								4,928,530	6,104,110
Strategic license and collaboration arrangement | IPCA Laboratories Limited
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Revenues								800,000	750,000
License and Collaboration Agreement | IPCA Laboratories Limited
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Amount received in upfront payments and non-substantive milestone		$ 2,400,000
Amount received in substantive milestones		$ 1,000,000
Recognized deferred revenue								402,377	189,472
Recognized substantive milestone payments Received								500,000	500,000
Deferred revenues								1,792,362	994,739
Strategic License Agreement | Laboratorios Liomont, S.A
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Amount received in upfront payments and non-substantive milestone	$ 1,500,000
Amount received in substantive milestones	3,500,000
Recognized deferred revenue								341,280	34,091
Deferred revenues								$ 1,624,629	$ 715,909
Amount received in non substantive milestone payments	$ 500,000